Business Acquisition - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Prepaid expenses and other current assets	$ 75,687	$ 72,504		$ 80,066
Intangible assets			$ 5,320
Goodwill	718,204	718,204		683,327	$ 377,100
Accrued expenses and other current liabilities	$ (28,842)	$ (38,520)		$ (18,593)
Betcha Sports Inc [Member]
Business Acquisition [Line Items]
Cash			21
Restricted Cash			280
Prepaid expenses and other current assets			61
Intangible assets			5,320
Goodwill			34,877
Accounts payable			(288)
Accrued expenses and other current liabilities			(986)
Net assets acquired			$ 39,285